Revenue - Schedule of Revenue Based on Operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	$ 22,246,714	$ 8,432,525	$ 39,263,536	$ 14,556,602
Net Sales	19,984,897	8,303,274	35,412,306	14,326,434
Subscription package revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	17,626,701	5,632,207	31,439,678	9,660,676
Rental revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	4,615,895	2,798,211	7,815,468	4,892,551
Reservation revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	4,118	2,107	8,390	3,375
Sales discount [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	(2,257,337)	(123,733)	(3,842,689)	(220,774)
Sales refunds [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	$ (4,480)	$ (5,518)	$ (8,541)	$ (9,394)